Quarterly Holdings Report
for

Fidelity® Series International Small Cap Fund

January 31, 2020

SCF-S-QTLY-0320
1.907961.110

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Australia - 0.8%
Bapcor Ltd.	1,135,954	$4,747,542
Beacon Lighting Group Ltd.	6,944,392	5,044,305
Imdex Ltd.	14,406,867	13,925,440
Nanosonics Ltd. (a)	528,844	2,411,002
Reckon Ltd. (b)	5,931,484	2,717,595

TOTAL AUSTRALIA		28,845,884

Austria - 0.5%
EVN AG	218,100	4,305,532
IMMOFINANZ Immobilien Anlagen AG	330,582	9,184,131
Wienerberger AG	207,100	5,884,511

TOTAL AUSTRIA		19,374,174

Bailiwick of Jersey - 0.6%
Integrated Diagnostics Holdings PLC (c)	4,882,404	21,482,578
Belgium - 2.6%
Barco NV	215,415	53,634,398
Econocom Group SA	4,669,647	13,309,701
KBC Ancora	591,115	29,487,813

TOTAL BELGIUM		96,431,912

Canada - 2.7%
Computer Modelling Group Ltd.	1,908,300	11,651,099
ECN Capital Corp.	3,248,700	13,746,955
McCoy Global, Inc. (a)	1,107,650	426,856
MTY Food Group, Inc.	109,600	4,785,994
New Look Vision Group, Inc.	729,360	17,613,983
Pason Systems, Inc.	1,270,846	12,675,810
PrairieSky Royalty Ltd.	1,039,340	11,395,514
Richelieu Hardware Ltd.	820,942	18,119,779
ShawCor Ltd. Class A	489,800	3,893,529
Spin Master Corp. (a)(c)	178,200	4,263,119
Total Energy Services, Inc.	355,700	1,451,398

TOTAL CANADA		100,024,036

Cayman Islands - 0.4%
SITC International Holdings Co. Ltd.	4,091,000	4,818,967
Value Partners Group Ltd.	20,415,817	10,980,410

TOTAL CAYMAN ISLANDS		15,799,377

China - 0.6%
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	8,232,730	24,185,788
Denmark - 3.0%
Ambu A/S Series B (d)	863,388	15,825,171
Jyske Bank A/S (Reg.)	285,561	10,883,519
Netcompany Group A/S (a)(c)	626,500	28,433,740
SimCorp A/S	298,334	33,141,335
Spar Nord Bank A/S	2,436,656	23,614,722

TOTAL DENMARK		111,898,487

Finland - 0.8%
Olvi PLC (A Shares)	195,600	8,460,277
Tikkurila Oyj	1,153,096	19,770,884

TOTAL FINLAND		28,231,161

France - 2.2%
Cegedim SA (a)	302,251	10,156,908
Elis SA	1,734,348	33,872,459
Laurent-Perrier Group SA	147,831	13,444,062
Somfy SA	24,200	2,442,350
STEF-TFE Group	44,500	4,086,406
Vetoquinol SA	311,315	20,025,306

TOTAL FRANCE		84,027,491

Germany - 4.6%
CompuGroup Medical AG	934,957	61,696,387
CTS Eventim AG	568,095	35,440,074
DIC Asset AG	1,572,308	29,469,682
JOST Werke AG (c)	109,555	4,131,067
Nexus AG	618,016	23,509,585
Takkt AG	390,800	5,140,323
WashTec AG	195,187	11,018,432

TOTAL GERMANY		170,405,550

Greece - 0.6%
Fourlis Holdings SA	970,292	6,133,783
Motor Oil (HELLAS) Corinth Refineries SA	625,341	13,315,861
Mytilineos SA	450,000	4,631,393

TOTAL GREECE		24,081,037

India - 0.6%
Embassy Office Parks (REIT)	3,062,000	17,744,078
Jyothy Laboratories Ltd.	2,762,490	5,957,952

TOTAL INDIA		23,702,030

Ireland - 0.5%
FBD Holdings PLC	1,318,227	12,689,983
Mincon Group PLC	1,940,044	2,151,606
Total Produce PLC	1,472,600	2,185,204
United Drug PLC (United Kingdom)	191,000	1,892,877

TOTAL IRELAND		18,919,670

Israel - 2.2%
Azrieli Group	132,479	9,789,656
Ituran Location & Control Ltd. (b)	1,295,135	33,000,040
Strauss Group Ltd.	1,176,164	34,629,148
Tel Aviv Stock Exchange Ltd.	1,791,957	6,428,778

TOTAL ISRAEL		83,847,622

Italy - 1.3%
Interpump Group SpA	1,549,637	43,756,190
MARR SpA	147,500	3,157,188

TOTAL ITALY		46,913,378

Japan - 34.8%
Ai Holdings Corp.	649,692	11,047,859
Aoki Super Co. Ltd.	201,937	4,847,513
Artnature, Inc.	1,183,800	8,468,842
Asante, Inc.	381,000	6,913,097
Aucnet, Inc.	611,760	6,694,087
Azbil Corp.	3,664,095	98,808,594
Bank of Kyoto Ltd.	242,907	9,707,956
Broadleaf Co. Ltd.	4,252,673	23,503,257
Central Automotive Products Ltd.	121,079	2,940,671
Chugoku Marine Paints Ltd.	275,000	2,555,872
CKD Corp.	180,000	2,848,510
Coca-Cola West Co. Ltd.	542,335	14,274,748
Daiichikosho Co. Ltd.	798,014	38,765,475
Daikokutenbussan Co. Ltd.	434,900	14,199,593
Funai Soken Holdings, Inc.	729,457	18,342,229
GCA Savvian Group Corp.	1,151,087	9,730,480
Genky DrugStores Co. Ltd. (d)	176,600	3,195,766
GMO Internet, Inc.	477,962	9,162,392
Goldcrest Co. Ltd.	1,546,300	26,581,237
Iwatsuka Confectionary Co. Ltd.	115,800	4,451,305
Kamigumi Co. Ltd.	300,000	6,410,282
Kobayashi Pharmaceutical Co. Ltd.	305,600	24,606,561
Koshidaka Holdings Co. Ltd.	3,452,159	48,727,218
Kusuri No Aoki Holdings Co. Ltd.	399,758	24,069,853
Lasertec Corp.	1,776,160	86,954,024
Medikit Co. Ltd.	269,800	18,981,577
Mirait Holdings Corp.	415,000	6,197,640
Miroku Jyoho Service Co., Ltd. (d)	488,191	13,475,506
Misumi Group, Inc.	1,264,500	31,376,440
Mitsuboshi Belting Ltd.	460,752	7,861,058
Nabtesco Corp.	967,536	27,724,498
Nagaileben Co. Ltd.	1,656,800	35,603,919
Nichias Corp.	191,700	4,569,271
Nihon Parkerizing Co. Ltd.	4,943,618	51,272,721
Nitto Kohki Co. Ltd.	208,100	4,487,389
NOF Corp.	120,000	3,906,267
NS Tool Co. Ltd.	572,900	14,800,807
OBIC Co. Ltd.	663,200	90,368,637
OSG Corp.	2,666,975	44,894,087
PALTAC Corp.	200,200	9,367,856
Paramount Bed Holdings Co. Ltd.	968,766	40,103,285
ProNexus, Inc.	1,055,577	11,522,227
Raiznext Corp.	138,200	1,603,177
S Foods, Inc.	177,100	4,258,740
San-Ai Oil Co. Ltd.	2,420,800	24,164,731
SCSK Corp.	110,400	5,917,052
Sekisui Jushi Corp.	240,000	5,251,705
Shinsei Bank Ltd.	608,631	9,318,878
SHO-BOND Holdings Co. Ltd.	1,387,200	56,635,287
Shoei Co. Ltd. (b)	952,300	43,309,933
SK Kaken Co. Ltd.	52,404	22,831,610
Software Service, Inc.	235,900	21,612,881
Sushiro Global Holdings Ltd.	82,200	6,898,043
Techno Medica Co. Ltd.	283,000	5,391,869
The Monogatari Corp. (d)	173,348	13,921,361
TKC Corp.	431,024	21,340,751
Tocalo Co. Ltd.	1,495,000	14,892,692
Tsuruha Holdings, Inc.	48,270	5,908,336
USS Co. Ltd.	2,898,200	52,601,237
Welcia Holdings Co. Ltd.	410,985	22,568,690
Workman Co. Ltd. (d)	306,100	24,666,809
Yamato Kogyo Co. Ltd.	343,280	8,316,579
Yuasa Trading Co. Ltd.	121,900	3,910,991

TOTAL JAPAN		1,299,641,958

Korea (South) - 0.8%
BGF Retail Co. Ltd.	131,588	18,048,488
Leeno Industrial, Inc.	186,335	12,563,582

TOTAL KOREA (SOUTH)		30,612,070

Luxembourg - 0.2%
B&M European Value Retail SA	1,340,231	6,436,672
Mexico - 0.2%
Consorcio ARA S.A.B. de CV	22,218,743	4,891,639
Genomma Lab Internacional SA de CV (a)	1,109,000	1,313,510

TOTAL MEXICO		6,205,149

Netherlands - 3.2%
Aalberts Industries NV	1,697,335	74,393,609
Arcadis NV	223,500	5,096,262
Intertrust NV (c)	359,960	6,411,371
PostNL NV	1,500,000	2,774,011
RHI Magnesita NV	98,000	4,133,323
Takeaway.com Holding BV (a)(c)(d)	183,678	17,335,558
Van Lanschot NV (Bearer)	414,661	8,811,297

TOTAL NETHERLANDS		118,955,431

New Zealand - 0.1%
EBOS Group Ltd.	336,913	5,171,415
Norway - 2.1%
ABG Sundal Collier ASA	3,487,994	1,511,169
Adevinta ASA Class B	128,966	1,573,175
Borregaard ASA	290,000	2,774,531
Kongsberg Gruppen ASA	2,643,085	41,091,891
Merkantildata ASA	600,000	7,801,738
Schibsted ASA (A Shares)	79,266	2,399,193
Skandiabanken ASA (c)	2,601,931	19,830,002

TOTAL NORWAY		76,981,699

Philippines - 0.4%
Jollibee Food Corp.	3,411,090	12,748,827
Pilipinas Shell Petroleum Corp.	3,591,750	2,080,628

TOTAL PHILIPPINES		14,829,455

Singapore - 0.1%
Boustead Singapore Ltd.	8,836,400	4,857,365
South Africa - 1.1%
Clicks Group Ltd. (d)	2,520,831	41,029,323
Spain - 0.8%
Fluidra SA (a)	119,800	1,474,793
Prosegur Cash SA (c)	1,325,441	2,263,770
Prosegur Compania de Seguridad SA (Reg.)	6,644,895	26,206,016

TOTAL SPAIN		29,944,579

Sweden - 5.2%
Addlife AB	1,084,913	33,019,924
AddTech AB (B Shares)	1,716,152	52,677,696
Fagerhult AB	2,108,727	13,033,194
Granges AB	215,000	1,989,893
Lagercrantz Group AB (B Shares)	2,567,273	41,868,292
Loomis AB (B Shares)	852,128	30,927,248
MIPS AB	190,600	4,266,618
Saab AB (B Shares)	527,143	17,149,985

TOTAL SWEDEN		194,932,850

Switzerland - 1.6%
Tecan Group AG	163,557	46,323,037
VZ Holding AG	33,825	11,992,564

TOTAL SWITZERLAND		58,315,601

Taiwan - 0.4%
Addcn Technology Co. Ltd.	1,710,570	13,063,177
United Kingdom - 17.6%
Alliance Pharma PLC	24,050,005	27,597,729
Ascential PLC (c)	3,327,813	16,048,265
Avon Rubber PLC	1,325,886	43,683,270
Bodycote PLC	1,294,412	14,639,906
Cineworld Group PLC	2,513,400	5,884,489
Dechra Pharmaceuticals PLC	1,599,576	60,072,108
DP Poland PLC (a)(b)	14,923,300	1,527,232
Elementis PLC	13,715,768	23,164,828
GetBusy PLC (a)	2,405,000	1,841,965
Great Portland Estates PLC	2,385,185	29,329,418
H&T Group PLC (b)	2,180,017	10,795,172
Hill & Smith Holdings PLC	327,316	6,141,857
Hilton Food Group PLC	1,028,638	14,343,822
Howden Joinery Group PLC	2,219,282	20,173,988
Inchcape PLC	449,100	3,896,250
Informa PLC	1,810,738	18,526,084
InterContinental Hotel Group PLC ADR	251,634	15,447,811
ITE Group PLC	17,872,143	23,198,962
LSL Property Services PLC	2,513,466	10,123,047
Luxfer Holdings PLC sponsored	168,800	2,692,360
Mears Group PLC	1,570,000	6,323,214
Mitie Group PLC	1,594,262	2,797,841
Naked Wines PLC (d)	721,514	2,000,794
Network International Holdings PLC (c)	3,310,396	26,577,978
Polypipe Group PLC	165,000	1,182,013
Rightmove PLC	4,510,370	39,178,197
Shaftesbury PLC	805,466	9,561,924
Spectris PLC	2,549,470	89,079,578
Spirax-Sarco Engineering PLC	703,928	82,914,693
Ted Baker PLC (d)	607,423	1,791,896
Ten Entertainment Group PLC	818,000	3,370,127
Topps Tiles PLC	3,202,353	3,298,392
Trainline PLC (c)	491,500	3,063,402
Tullett Prebon PLC	1,366,753	7,163,241
Ultra Electronics Holdings PLC	924,736	27,572,751
Vistry Group PLC	229,100	4,174,866

TOTAL UNITED KINGDOM		659,179,470

United States of America - 1.9%
Autoliv, Inc. (d)	132,700	10,168,801
Martin Marietta Materials, Inc.	54,580	14,398,204
Morningstar, Inc.	83,500	13,100,315
PriceSmart, Inc.	207,772	12,728,113
ResMed, Inc.	135,400	21,524,538

TOTAL UNITED STATES OF AMERICA		71,919,971

TOTAL COMMON STOCKS
(Cost $2,430,586,621)		3,530,246,360

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.2%
Banco ABC Brasil SA	1,856,743	9,412,481
Germany - 0.9%
Sartorius AG (non-vtg.)	136,355	31,847,882
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,118,099)		41,260,363

Money Market Funds - 5.7%
Fidelity Cash Central Fund 1.58% (e)	159,065,727	159,097,540
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)	53,240,561	53,245,885
TOTAL MONEY MARKET FUNDS
(Cost $212,342,465)		212,343,425
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $2,654,047,185)		3,783,850,148
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(46,971,449)
NET ASSETS - 100%		$3,736,878,699

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $149,840,850 or 4.0% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$765,826
Fidelity Securities Lending Cash Central Fund	223,498
Total	$989,324

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
DP Poland PLC	$889,221	$--	$--	$--	$--	$638,011	$1,527,232
H&T Group PLC	10,688,405	--	--	--	--	106,767	10,795,172
Ituran Location & Control Ltd.	28,071,960	3,742,634	--	233,124	--	1,185,446	33,000,040
Reckon Ltd.	3,095,110	--	--	--	--	(377,515)	2,717,595
Shoei Co. Ltd.	41,274,923	178,895	--	62,960	--	1,856,115	43,309,933
Total	$84,019,619	$3,921,529	$--	$296,084	$--	$3,408,824	$91,349,972

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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